PROSPECTUS
----------






                 THE ALGER | 75 Maiden Lane
                RETIREMENT | New York, New York 10038
                      FUND | (800) 992-3362

                       ALGER GROWTH RETIREMENT PORTFOLIO
================================================================================

     The Alger Retirement Fund (the "Fund"), formerly known as The Alger Defined Contribution Trust, is a registered investment company--a mutual fund--that presently offers interests in four portfolios. This Prospectus sets forth information about the Alger Growth Retirement Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

     Shares of the Portfolio are available for investment without a sales charge to defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     This Prospectus, which should be retained for future reference, is designed to provide you with certain essential information that you should know before investing. A "Statement of Additional Information" dated February 25, 1998 containing further information about all portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained, without charge, by contacting the Fund at the address or phone number above.


       FRED ALGER |                            FRED ALGER |
      MANAGEMENT, | INVESTMENT MANAGER         & COMPANY, | DISTRIBUTOR
             INC. |                          INCORPORATED |

================================================================================
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                    ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

================================================================================
                                February 25, 1998

--------------------------------------------------------------------------------

                     CONTENTS

                                                                            Page
                                                                            ----

The Portfolio's Expenses.................................................    iii

Financial Highlights.....................................................     iv

Alger Capital Appreciation Retirement
    Portfolio ...........................................................      1

Fred Alger Management, Inc...............................................      1

Investment Objective and Policies........................................      1

Certain Securities and Investment
    Techniques...........................................................      3

Management ..............................................................      5

Net Asset Value..........................................................      6

Purchases and Redemptions................................................      7

Dividends and Distributions..............................................      8

Taxes....................................................................      8

Organization.............................................................      9

Performance..............................................................      9

Investor and Shareholder Information.....................................     10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE PORTFOLIO'S EXPENSES

    The Table below is designed to assist an investor in understanding the various costs and expenses that he or she will bear directly or indirectly. The Table does not reflect any charges or deductions which are, or may be, imposed by the Plans.

   The Example below assumes that all dividends and distributions are reinvested and that the annual percentage amounts listed under Annual Portfolio Operating Expenses remain the same in each of the periods shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases................................     None

Maximum Sales Load Imposed on Reinvested Dividends.....................     None

Deferred Sales Load....................................................     None

Redemption Fees........................................................     None

Exchange Fees .........................................................     None

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE
OF AVERAGE NET ASSETS)

Management Fees.......................................................      .75%

Other Expenses.........................................................     .38
                                                                          -----
Total Portfolio Operating Expenses....................................     1.13%
                                                                          =====

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year...............................................................   $  12

Three Years............................................................      36

Five Years.............................................................      62

Ten Years..............................................................     137

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                                      iii

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

    The Financial Highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 12, 1997 on the Fund's financial statements as of October 31, 1997. These financial statements are incorporated by reference into the Statement of Additional Information. An Annual Report of the Fund is available by contacting the Fund at (800) 992-3362. In addition to financial statements, the Annual Report contains further information about performance of the Fund.

THE ALGER RETIREMENT FUND
GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                           1997              1996              1995             1994(I)
                                                          --------         --------          --------           -------
Net asset value, beginning of period..................    $   9.32         $  11.65          $  10.38           $ 10.00
                                                          --------         --------          --------           -------
Net investment loss...................................       (0.02)(ii)       (0.01)            (0.01)            (0.03)
Net realized and unrealized gain on investments.......        2.65             0.91              3.59              0.41
                                                          --------         --------          --------           -------
    Total from investment operations..................        2.63             0.90              3.58              0.38
Distributions from net realized gains.................       (1.17)           (3.23)            (2.31)               --
                                                          --------         --------          --------           -------
Net asset value, end of period........................    $  10.78         $   9.32          $  11.65           $ 10.38
                                                          ========         ========          ========           =======
Total Return..........................................        28.8%             8.2%             37.1%              3.8%
                                                          ========         ========          ========           =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) ..........    $ 22,922         $ 11,325          $ 13,042           $ 9,365
                                                          ========         ========          ========           =======
  Ratio of expenses to average net assets.............        1.13%            1.07%             1.11%             1.26%
                                                          ========         ========          ========           =======
  Ratio of net investment loss
    to average net assets.............................       (0.22%)          (0.09%)           (0.18%)           (0.29%)
                                                          ========         ========          ========           =======
Portfolio Turnover Rate...............................      159.38%          142.83%           133.42%           103.79%
                                                          ========         ========          ========           =======
Average Commission Rate Paid..........................    $  .0718         $  .0716
                                                          ========         ========


 (i) For the period November 8, 1993 (commencement of operations) through October 31, 1994. Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the year.


--------------------------------------------------------------------------------

                                  ALGER GROWTH
                              RETIREMENT PORTFOLIO

    The Fund is a diversified, open-end management investment company that offers a selection of four portfolios, including the Portfolio, each with the investment objective of long-term capital appreciation. The offering price of the shares of the Portfolio is net asset value per share. Shares of the Portfolio are only available for investment through defined contribution retirement plans (the "Plans") which elect to make the Portfolio an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Portfolio but may do so only through a participating Plan. The Fund reserves the right to make shares of the Portfolio available to other investors, as may be approved by the Trustees from time to time. The Fund's Board of Trustees may establish additional portfolios at any time.

   Only the Plans may be record holders of the shares of the Portfolio. Within the limitations applicable to a Plan, a participant in such Plan (a "Participant") may direct the Plan to purchase or redeem shares of the Portfolio. Participants in a Plan cannot contact the Fund directly to request the purchase or redemption of the Portfolio's shares. Instead, Participants must contact their Plan Sponsor or its agent designated for the purpose of processing purchase and redemption requests. References in this Prospectus to shareholders are to Plan Sponsors as the record holders of the Portfolio's shares. The assets of the Portfolio are not plan assets of any of the Plans.

                           FRED ALGER MANAGEMENT, INC.

   Subject to the supervision and direction of the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") is responsible for the overall administration of the Fund, manages the Portfolio in accordance with the Portfolio's investment objectives and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser. Alger Management is generally engaged in the business of rendering investment advisory services to mutual funds, institutions and to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964 and as of January 31, 1998, had approximately $7.8 billion under management--$4.5 billion in mutual fund accounts and $3.3 billion in other advisory accounts.

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

   The following is a brief description of the investment objective and policies of the Portfolio. No assurance can be given that the Portfolio's objective will be achieved. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under the caption "Certain Securities and Investment Techniques" and in the Statement of Additional Information.

   The Statement of Additional Information contains specific investment restrictions that govern the Portfolio's investments. These restrictions and the Portfolio's investment objective are "fundamental" policies, which means that they may not be changed without a majority vote of shareholders of the Portfolio. Except for the investment objective and the investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. The fundamental restrictions applicable to the Portfolio include, among others, (i) a prohibition on the Portfolio's purchasing a security, other than obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities ("U. S. Government securities"), if as a result more than five percent of the assets of the Portfolio would be invested in the securities of the issuer or the Portfolio would own more than 10 percent of the outstanding voting securities of the issuer, except that 25 percent of the Portfolio's total assets may be invested without regard to the five percent limitation; (ii) a prohibition on the Portfolio's investing more than 25 percent of its total assets in the securities of issuers in a particular industry with exceptions for U.S.
Government securities; and (iii) a prohibition on the Portfolio's borrowing money or pledging its assets, except for temporary or emergency purposes in an amount not exceeding 10 percent of the Portfolio's total assets.

   Except  during  temporary  defensive  periods,  the Alger  Growth  Retirement
Portfolio, formerly known as Alger Defined Contribution Growth Portfolio, invests at least 65 percent of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.

   The Portfolio may invest up to 35 percent of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

   The Portfolio will not invest more than 15 percent of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation (see "Certain Securities and Investment Techniques--Restricted Securities"). In addition, the Portfolio will limit its investments in warrants and rights to not more than five percent of its net assets, of which not more than two percent of its net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants or rights acquired as part of a unit attached to securities at the time of acquisition are not subject to these limitations, which may be changed without shareholder approval. The Portfolio may lend its securities and enter into "short sales against the box." See "Certain Securities and Investment Techniques." The Portfolio will only invest in convertible debt securities rated in one of the three highest rating categories by any nationally recognized statistical rating organization ("NRSRO"). See the Statement of Additional Information for a description of these ratings.

   The investment objective of the Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio. The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks or securities convertible into or exchangeable for equity securities, including warrants and rights.

   It is anticipated that the Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, the Portfolio may hold up to 15 percent of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives. See "Certain Securities and Investment Techniques."

   Investors considering equity investing through the Portfolio should carefully consider the inherent risks. Expectations of future inflation rates should be considered in making investment decisions and even though over the long term stocks may present attractive opportunities, the results of an equity investment managed by a particular management firm may not match the market as a whole.

                             CERTAIN SECURITIES AND
                              INVESTMENT TECHNIQUES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

   Under the terms of a repurchase agreement, the Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period.

SHORT SALES

   The Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

RESTRICTED SECURITIES

   The Portfolio may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for the Portfolio to bear the expense of registration. No restricted securities will be acquired if the acquisition would cause the aggregate value of all illiquid securities to exceed 15 percent of the Portfolio's net assets.

   The Portfolio may invest in restricted securities issued under Rule 144A of the Securities Act of

1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Fund's Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased by the Portfolio pursuant to the Rule, subject to the Board's oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 331/3 percent of the Portfolio's total assets, including all collateral on such loans less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U. S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities.

OTHER INVESTMENTS

   The Portfolio may invest a portion of its assets in money market instruments, including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issued by domestic bank and thrift institutions, U.S. Government securities, commercial paper and repurchase agreements.

PORTFOLIO TURNOVER

   A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Portfolio's securities, with obligations with less than one year to maturity excluded. A 100 percent turnover rate would occur, for example, if all included securities were replaced once during the year.

   The Portfolio will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust its holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

   In Alger Management's view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation and not for short-term trading profits. However, the Portfolio may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management's philosophy to pursue the Portfolio's investment objective of capital appreciation by managing this Portfolio actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.

                                   MANAGEMENT

BOARD OF TRUSTEES

   The affairs of the Fund are managed under the supervision of its Board of Trustees. The Statement of Additional Information contains general background information about each Trustee and executive officer of the Fund. By virtue of the responsibilities assumed by Alger Management, the Fund requires no employees other than its executive officers. None of the Fund's executive officers devotes full time to the affairs of the Fund.

INVESTMENT MANAGER

   Alger Management serves as the Fund's investment manager. In that capacity, Alger Management, among other things, analyzes the Portfolio's assets, arranges for the purchase and sale of the Portfolio's securities and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management may select broker-dealers that provide it with brokerage and research services and may cause the Portfolio to pay these broker-dealers commissions that exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and research services received. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution.

   Alger Management is a wholly owned subsidiary of Alger Inc. which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company.

   Fred M. Alger III and his brother, David D. Alger are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

PORTFOLIO MANAGERS

    David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971, as Executive Vice President and Director of Research until 1995 and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3362.

FEES

     The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of 0.75% of the Portfolio's average daily net assets.

EXPENSES

   Operating expenses for the Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, Alger Management in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

   The Portfolio may compensate certain entities other than Alger Inc. and its affiliates for providing record-keeping and/or administrative services to participating retirement plans. This compensation may be paid at an annual rate of up to .25% of the net asset value of shares of the Portfolio held by those plans.

DISTRIBUTOR

     Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolio. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

                                 NET ASSET VALUE

    The net asset value per share of the Portfolio is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NYSE is currently open on each Monday through Friday, except (i) January 1st, Dr. Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th or (ii) the preceding Fri-day when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. Net asset value per share of the Portfolio is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding.

   The assets of the Portfolio that are traded on a securities exchange or other recognized market are valued on the basis of market quotations. Those assets for which quotations are not readily available are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. Instruments with remaining maturities of 60 days or less are valued on the basis of amortized cost, as described in the Statement of Additional Information.

                            PURCHASES AND REDEMPTIONS

   All direct purchasers of shares of the Portfolio will be Plan Sponsors which establish or maintain Plans. Participants may invest in shares of the Portfolio only through their respective Plan Sponsor. Participants cannot contact the Fund directly to purchase shares of the Portfolio. Instead, Participants must contact their Plan Sponsor or its agent for the purpose of processing purchase requests. There is no minimum amount for initial or subsequent investments for any Plan Sponsor. Participants should contact their Plan Sponsor for information concerning the appropriate procedure for investing in the Portfolio.

   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems its shares.

   Investors may exchange stock of companies acceptable to Alger Management for shares of the Portfolio with a minimum of 100 shares of each company generally being required. The Fund believes such exchange provides a means by which holders of certain securities may invest in the Portfolio without the expense of selling the securities in the public market. The investor should furnish either in writing or by telephone to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a Letter of Transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the Letter of Transmittal to the Custodian of the Portfolio's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Portfolio's securities are valued each day. Shares of the Portfolio having an equal net asset value as of the close of the same day will be registered in the investor's name. There is no sales charge on the issuance of shares of the Portfolio, no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind," which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio of the Fund will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio at net asset value. Dividends will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

                                      TAXES

   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code") for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

   With respect to participants in the Plans, dividends from net investment income and net realized capital gains ordinarily will not be subject to taxation until such dividends are distributed to such participants from their Plan accounts. Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 591/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. Participants should consult their Plan Sponsors or tax advisers regarding the tax consequences of participation in the Plan or of any Plan contributions or withdrawals.

                                  ORGANIZATION

   The Fund was organized on July 14, 1993 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund offers shares of beneficial interest of separate series, par value $.001 per share. An unlimited number of shares of four series, representing the shares of the Fund's portfolios, have been authorized. No series of shares has any preference over any other series.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10 percent of the Fund's outstanding shares.

CONTROL SHAREHOLDERS

   At February 2, 1998, Northern Trust Company, Trustee for IHC 401k, owned beneficially or of record 53.61% of the Portfolio, and may therefore be deemed to control the Portfolio.

                                   PERFORMANCE

   The Portfolio may include quotations of "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i. e., change in value of initial investment, income dividends and capital gains distributions). The "yield" of the Portfolio refers to "net investment income" generated by the Portfolio over a specified thirty-day period. This income is then "annualized." That is, the amount of "net investment income" generated by the Portfolio during that thirty-day period is assumed to be generated over a 12-month period and is shown as a percentage of the investment. "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   From time to time, advertisements or reports to shareholders may compare the yield or performance of the Portfolio to that of other mutual funds with a similar investment objective. The performance of the Portfolio might be compared to rankings prepared by Lipper Analytical Services, Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the S&P 500. In addition, evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of the Portfolio's performance for any future period.

                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

   Investors and shareholders may contact the Fund toll-free at (800) 992-3362 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available on request and without charge by contacting the Fund at the toll-free number listed above.

================================================================================

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                   ----------


INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

================================================================================


================================================================================



                       THE ALGER |
                      RETIREMENT | MEETING THE CHALLENGE
                            FUND | OF INVESTING




                                  ALGER GROWTH
                              RETIREMENT PORTFOLIO




            |
            |
PROSPECTUS  |  February 25, 1998
            |
            |
            |

================================================================================

PROSPECTUS
----------


                       THE ALGER | 75 Maiden Lane
                      RETIREMENT | New York, New York 10038
                            FUND | (800) 992-3362


                    ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
================================================================================

      The Alger Retirement Fund (the "Fund"), formerly known as The Alger Defined Contribution Trust, is a registered investment company--a mutual fund--that presently offers interests in four portfolios. This Prospectus sets forth information about the Alger MidCap Growth Retirement Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly.

      Shares of the Portfolio are available for investment without a sales charge to defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans.

      Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

      This Prospectus, which should be retained for future reference, is designed to provide you with certain essential information that you should know before investing. A "Statement of Additional Information" dated February 25, 1998 containing further information about all portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained, without charge, by contacting the Fund at the address or phone number above.

       FRED ALGER |                            FRED ALGER |
      MANAGEMENT, | INVESTMENT MANAGER         & COMPANY, | DISTRIBUTOR
             INC. |                          INCORPORATED |

================================================================================
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                    ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
================================================================================

                                February 25, 1998

--------------------------------------------------------------------------------

                                    CONTENTS

                                                               Page
                                                               ----
The Portfolio's Expenses ....................................   iii

Financial Highlights ........................................    iv

Alger MidCap Growth Retirement Portfolio ....................     1

Fred Alger Management, Inc. .................................     1

Investment Objective and Policies ...........................     1

Certain Securities and Investment
  Techniques ................................................     3

Management ..................................................     5

Net Asset Value .............................................     6

Purchases and Redemptions ...................................     7

Dividends and Distributions .................................     8

Taxes .......................................................     8

Organization ................................................     8

Performance .................................................     9

Investor and Shareholder Information .........................   10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PORTFOLIO'S EXPENSES

       The Table below is designed to assist an investor in understanding the various costs and expenses that he or she will bear directly or indirectly. The Table does not reflect any charges or deductions which are, or may be, imposed by the Plans.

      The Example below assumes that all dividends and distributions are reinvested and that the annual percentage amounts listed under Annual Portfolio Operating Expenses remain the same in each of the periods shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases ..............................  None

Maximum Sales Load Imposed on Reinvested Dividends ...................  None

Deferred Sales Load ..................................................  None

Redemption Fees ......................................................  None

Exchange Fees ........................................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)

Management Fees ......................................................   .80%

Other Expenses .......................................................   .51%
                                                                       -----
Total Portfolio Operating Expenses ...................................  1.31%
                                                                       =====

EXAMPLE
You Would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return --and (2) redemption at the end of each time period:

One Year ............................................................. $  13

Three Years ..........................................................    42

Five Years ...........................................................    72

Ten Years ............................................................   158


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

       The Financial Highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 12, 1997 on the Fund's financial statements as of October 31, 1997. These financial statements are incorporated by reference into the Statement of Additional Information. An Annual Report of the Fund is available by contacting the Fund at (800) 992-3362. In addition to financial statements, the Annual Report contains further information about performance of the Fund.

THE ALGER RETIREMENT FUND
MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------------

                                                                                                      FROM
                                                                                                NOVEMBER 8, 1993
                                                                                                 (COMMENCEMENT
                                                                    YEAR ENDED OCTOBER 31,       OF OPERATIONS)
                                                        --------------------------------------   TO OCTOBER 31,
                                                            1997          1996          1995        1994(i)
                                                        ----------     ---------    ----------     ---------
Net asset value, beginning of period .................. $    14.48     $   16.34    $    11.66     $   10.00
                                                        ----------     ---------    ----------     ---------
Net investment loss ...................................      (0.15)        (0.07)        (0.07)        (0.09)
Net realized and unrealized gain on investments .......       3.46          1.09          6.07          1.75
                                                        ----------     ---------    ----------     ---------
   Total from investment operations ...................       3.31          1.02          6.00          1.66
Distributions from net realized gains .................      (6.43)        (2.88)        (1.32)           --
                                                        ----------     ---------    ----------     ---------
Net asset value, end of period ........................ $    11.36     $   14.48    $    16.34     $   11.66
                                                        ==========     =========    ==========     =========
Total Return ..........................................       28.6%          6.2%         54.1%         16.6%
                                                        ==========     =========    ==========     =========
Ratios and Supplemental Data:
   Net assets, end of period (000's omitted) .......... $    6,435     $   9,726    $   10,914     $   6,774
                                                        ==========     =========    ==========     =========
   Ratio of expenses to average net assets ............       1.31%         1.16%         1.23%         1.53%
                                                        ==========     =========    ==========     =========
   Ratio of net investment loss
      to average net assets ...........................      (0.79%)       (0.45%)       (0.69%)       (0.89%)
                                                        ==========     =========    ==========     =========
Portfolio Turnover Rate ...............................     183.31%       170.21%       132.74%       134.06%
                                                        ==========     =========    ==========     =========
Average Commission Rate Paid .......................... $    .0699     $   .0682
                                                        ==========     =========

(i)  Ratios have been annualized; total return has not been annualized.



--------------------------------------------------------------------------------
                                       iv

                               ALGER MIDCAP GROWTH
                              RETIREMENT PORTFOLIO

       The Fund is a diversified, open-end management investment company that offers a selection of four portfolios, including the Portfolio, each with the investment objective of long-term capital appreciation. The offering price of the shares of the Portfolio is net asset value per share. Shares of the Portfolio are only available for investment through defined contribution retirement plans (the "Plans") which elect to make the Portfolio an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Portfolio but may do so only through a participating Plan. The Fund reserves the right to make shares of the Portfolio available to other investors, as may be approved by the Trustees from time to time. The Fund's Board of Trustees may establish additional portfolios at any time.

      Only the Plans may be record holders of the shares of the Portfolio. Within the limitations applicable to a Plan, a participant in such Plan (a "Participant") may direct the Plan to purchase or redeem shares of the Portfolio. Participants in a Plan cannot contact the Fund directly to request the purchase or redemption of the Portfolio's shares. Instead, Participants must contact their Plan Sponsor or its agent designated for the purpose of processing purchase and redemption requests. References in this Prospectus to shareholders are to Plan Sponsors as the record holders of the Portfolio's shares. The assets of the Portfolio are not plan assets of any of the Plans.

                           FRED ALGER MANAGEMENT, INC.

      Subject to the supervision and direction of the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") is responsible for the overall administration of the Fund, manages the Portfolio in accordance with the Portfolio's investment objectives and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser. Alger Management is generally engaged in the business of rendering investment advisory services to mutual funds, institutions and to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964 and as of January 31, 1998, had approximately $7.8 billion under management--$4.5 billion in mutual fund accounts and $3.3 billion in other advisory accounts.

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

      The following is a brief description of the investment objective and policies of the Portfolio. No assurance can be given that the Portfolio's objective will be achieved. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under the caption "Certain Securities and Investment Techniques" and in the Statement of Additional Information.


      The Statement of Additional Information contains specific investment restrictions that govern the Portfolio's investments. These restrictions and the Portfolio's investment objective are "fundamental" policies, which means that they may not be changed without a majority vote of shareholders of the Portfolio. Except for the investment objective and the investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. The fundamental restrictions applicable to the Portfolio include, among others, (i) a prohibition on the Portfolio's purchasing a security, other than obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities ("U. S. Government securities"), if as a result more than five percent of the assets of the Portfolio would be invested in the securities of the iss uer or the Portfolio would own more than 10 percent of the outstanding voting securities of the issuer, except that 25 percent of the Portfolio's total assets may be invested without regard to the five percent limitation; (ii) a prohibition on the Portfolio's investing more than 25 percent of its total assets in the securities of issuers in a particular industry with exceptions for U.S. Government securities; and (iii) a prohibition on the Portfolio's borrowing money or pledging its assets, except for temporary or emergency purposes in an amount not exceeding 10 percent of the Portfolio's total assets.

      Except during temporary defensive periods, the Alger MidCap Growth Retirement Portfolio, formerly known as Alger Defined Contribution MidCap Growth Portfolio, invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of December 31, 1997, the range of market capitalization of these companies was $213 million to $13.737 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

      The Portfolio will not invest more than 15 percent of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation (see "Certain Securities and Investment Techniques--Restricted Securities"). In addition, the Portfolio will limit its investments in warrants and rights to not more than five percent of its net assets, of which not more than two percent of its net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants or rights acquired as part of a unit attached to securities at the time of acquisition are not subject to these limitations, which may be changed without shareholder approval. The Portfolio may lend its securities and enter into "short sales against the box." See "Certain Securities and Investment Techniques." The Portfolio will only invest in convertible debt securities rated in one of the three highest rating categories by any nationally recognized statistical rating organization ("NRSRO"). See the Statement of Additional Information for a description of these ratings.

      The investment objective of the Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio. The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks or securities convertible into or exchangeable for equity securities, including warrants and rights.

      It is anticipated that the Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, the Portfolio may hold up to 15 percent of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives. See "Certain Securities and Investment Techniques."

      Investors considering equity investing through the Portfolio should carefully consider the inherent risks. Expectations of future inflation rates should be considered in making investment decisions and even though over the long term stocks may present attractive opportunities, the results of an equity investment managed by a particular management firm may not match the market as a whole.

                             CERTAIN SECURITIES AND
                              INVESTMENT TECHNIQUES

      The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.


REPURCHASE AGREEMENTS

      Under the terms of a repurchase agreement, the Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period.

SHORT SALES

      The Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

RESTRICTED SECURITIES

      The Portfolio may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for the Portfolio to bear the expense of registration. No restricted securities will be acquired if the acquisition would cause the aggregate value of all illiquid securities to exceed 15 percent of the Portfolio's net assets.

      The Portfolio may invest in restricted securities issued under Rule 144A of the Securities Act of 1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liq-uid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Fund's Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased by the Portfolio pursuant to the Rule, subject to the Board's oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected.


LENDING OF PORTFOLIO SECURITIES

      In order to generate income and to offset expenses, the Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 331/3 percent of the Portfolio's total assets, including all collateral on such loans less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U. S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities.

OTHER INVESTMENTS

      The Portfolio may invest a portion of its assets in money market instruments, including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issued by domestic bank and thrift institutions, U.S. Government securities, commercial paper and repurchase agreements.

PORTFOLIO TURNOVER

      A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Portfolio's securities, with obligations with less than one year to maturity excluded. A 100 percent turnover rate would occur, for example, if all included securities were replaced once during the year.

      The Portfolio will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust its holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

      In Alger Management's view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation and not for short-term trading profits. However, the Portfolio may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management's philosophy to pursue the Portfolio's investment objective of capital appreciation by managing this Portfolio actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.

                                   MANAGEMENT

BOARD OF TRUSTEES

      The affairs of the Fund are managed under the supervision of its Board of Trustees. The Statement of Additional Information contains general background information about each Trustee and executive officer of the Fund. By virtue of the responsibilities assumed by Alger Management, the Fund requires no employees other than its executive officers. None of the Fund's executive officers devotes full time to the affairs of the Fund.


INVESTMENT MANAGER

      Alger Management serves as the Fund's investment manager. In that capacity, Alger Management, among other things, analyzes the Portfolio's assets, arranges for the purchase and sale of the Portfolio's securities and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management may select broker-dealers that provide it with brokerage and research services and may cause the Portfolio to pay these broker-dealers commissions that exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and research services received. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution.

      Alger Management is a wholly owned subsidiary of Alger Inc. which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company.

      Fred M. Alger III and his brother, David D. Alger are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

PORTFOLIO MANAGERS

      David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971, as Executive Vice President and Director of Research until 1995 and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

      Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3362.

FEES

      The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of 0.80% of the Portfolio's average daily net assets.

EXPENSES

      Operating expenses for the Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, Alger Management in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

      The Portfolio may compensate certain entities other than Alger Inc. and its affiliates for providing record-keeping and/or administrative services to participating retirement plans. This compensation may be paid at an annual rate of up to .25% of the net asset value of shares of the Portfolio held by those plans.

DISTRIBUTOR

      Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

      Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolio. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

                                 NET ASSET VALUE

      The net asset value per share of the Portfolio is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NYSE is currently open on each Monday through Friday, except (i) January 1st, Dr. Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th or (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. Net asset value per share of the Portfolio is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding.

      The assets of the Portfolio that are traded on a securities exchange or other recognized market are valued on the basis of market quotations. Those assets for which quotations are not readily available are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. Instruments with remaining maturities of 60 days or less are valued on the basis of amortized cost, as described in the Statement of Additional Information.

                            PURCHASES AND REDEMPTIONS

      All direct purchasers of shares of the Portfolio will be Plan Sponsors which establish or maintain Plans. Participants may invest in shares of the Portfolio only through their respective Plan Sponsor. Participants cannot contact the Fund directly to purchase shares of the Portfolio. Instead, Participants must contact their Plan Sponsor or its agent for the purpose of processing purchase requests. There is no minimum amount for initial or subsequent investments for any Plan Sponsor. Participants should contact their Plan Sponsor for information concerning the appropriate procedure for investing in the Portfolio.

      Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems its shares.

      Investors may exchange stock of companies acceptable to Alger Management for shares of the Portfolio with a minimum of 100 shares of each company generally being required. The Fund believes such exchange provides a means by which holders of certain securities may invest in the Portfolio without the expense of selling the securities in the public market. The investor should furnish either in writing or by telephone to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a Letter of Transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the Letter of Transmittal to the Custodian of the Portfolio's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Portfolio's securities are valued each day. Shares of the Portfolio having an equal net asset value as of the close of the same day will be registered in the investor's name. There is no sales charge on the issuance of shares of the Portfolio, no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The ex-change of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

      Under unusual circumstances, shares of a Portfolio may be redeemed "in kind," which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS

      Each Portfolio of the Fund will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio at net asset value. Dividends will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

                                      TAXES

      The Fund intends that the Portfolio will qualify separately as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code") for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

      With respect to participants in the Plans, dividends from net investment income and net realized capital gains ordinarily will not be subject to taxation until such dividends are distributed to such participants from their Plan accounts. Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 59 1/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. Participants should consult their Plan Sponsors or tax advisers regarding the tax consequences of participation in the Plan or of any Plan contributions or withdrawals.

                                  ORGANIZATION

      The Fund was organized on July 14, 1993 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund offers shares of beneficial interest of separate series, par value $.001 per share. An unlimited number of shares of four series, representing the shares of the Fund's portfolios, have been authorized. No series of shares has any preference over any other series.

      When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10 percent of the Fund's outstanding shares.

CONTROL  SHAREHOLDERS

      At February 2, 1998, the Fred Alger & Company, Incorporated et al Pension Plan and the Fred Alger & Company, Incorporated et al Profit Sharing Plan, owned beneficially or of record 35.00% and 41.64%, respectively, of the Portfolio, and may therefore be deemed to control the Portfolio.

                                   PERFORMANCE

      The Portfolio may include quotations of "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i. e., change in value of initial investment, income dividends and capital gains distributions). The "yield" of the Portfolio refers to "net investment income" generated by the Portfolio over a specified thirty-day period. This income is then "annualized." That is, the amount of "net investment income" generated by the Portfolio during that thirty-day period is assumed to be generated over a 12-month period and is shown as a percentage of the investment. "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.


      From time to time, advertisements or reports to shareholders may compare the yield or performance of the Portfolio to that of other mutual funds with a similar investment objective. The performance of the Portfolio might be compared to rankings prepared by Lipper Analytical Services, Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the S&P 500. In addition, evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY AND THE WALL STREET JOURNAL may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of the Portfolio's performance for any future period.

                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

      Investors and shareholders may contact the Fund toll-free at (800) 992-3362 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available on request and without charge by contacting the Fund at the toll-free number listed above.

================================================================================

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                 ---------------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

================================================================================



================================================================================


                       THE ALGER |
                      RETIREMENT | MEETING THE CHALLENGE
                            FUND | OF INVESTING




                               ALGER MIDCAP GROWTH
                              RETIREMENT PORTFOLIO




            |
            |
PROSPECTUS  |  February 25, 1998
            |
            |
            |

================================================================================

PROSPECTUS
----------

                         THE ALGER  |  75 Maiden lane
                        RETIREMENT  |  New York, New York 10038
                              FUND  | (800) 992-3362

                      ALGER SMALL CAP RETIREMENT PORTFOLIO

================================================================================

     The Alger Retirement Fund (the "Fund"), formerly known as The Alger Defined Contribution Trust, is a registered investment company--a mutual fund--that presently offers interests in four portfolios. This Prospectus sets forth information about the Alger Small Cap Retirement Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly.

     Shares of the Portfolio are available for investment without a sales charge to defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     This Prospectus, which should be retained for future reference, is designed to provide you with certain essential information that you should know before investing. A "Statement of Additional Information" dated February 25, 1998 containing further information about all portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained, without charge, by contacting the Fund at the address or phone number above.

       FRED ALGER  |                         FRED ALGER  |
       MANAGEMENT, | Investment Manager       & COMPANY, |  Distributor
              INC. |                       INCORPORATED  |

================================================================================

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                    ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

================================================================================
                                February 25, 1998

--------------------------------------------------------------------------------

                                    CONTENTS

                                                                            Page
                                                                            ----

The Portfolio's Expenses .................................................   iii

Financial Highlights .....................................................    iv

Alger Small Cap Retirement Portfolio .....................................     1

Fred Alger Management, Inc. ..............................................     1

Investment Objective and Policies ........................................     1

Certain Securities and Investment
    Techniques ...........................................................     3

Management ...............................................................     5

Net Asset Value ..........................................................     7

Purchases and Redemptions ................................................     7

Dividends and Distributions ..............................................     8

Taxes ....................................................................     8

Organization .............................................................     9

Performance ..............................................................     9

Investor and Shareholder Information .....................................    10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE PORTFOLIO'S EXPENSES

   The Table below is designed to assist an investor in understanding the various costs and expenses that he or she will bear directly or indirectly. The Table does not reflect any charges or deductions which are, or may be, imposed by the Plans.

   The Example below assumes that all dividends and distributions are reinvested and that the annual percentage amounts listed under Annual Portfolio Operating Expenses remain the same in each of the periods shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases ...............................    None

Maximum Sales Load Imposed on Reinvested Dividends ....................    None

Deferred Sales Load ...................................................    None

Redemption Fees .......................................................    None

Exchange Fees .........................................................    None

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees .......................................................     .85%

Other Expenses ........................................................     .21%
                                                                          -----

Total Portfolio Operating Expenses ....................................    1.06%
                                                                          =====


EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year ..............................................................   $  11

Three Years ...........................................................      34

Five Years ............................................................      58

Ten Years .............................................................     129



----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

   The Financial Highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 12, 1997 on the Fund's financial statements as of October 31, 1997. These financial statements are incorporated by reference into the Statement of Additional Information. An Annual Report of the Fund is available by contacting the Fund at
(800) 992-3362. In addition to financial statements, the Annual Report contains further information about performance of the Fund

THE ALGER RETIREMENT FUND
SMALL CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------

                                                                                              FROM
                                                                                        NOVEMBER 8, 1993
                                                                                         (COMMENCEMENT
                                                             YEAR ENDED OCTOBER 31,      OF OPERATIONS)
                                                       --------------------------------  TO OCTOBER 31,
                                                         1997        1996        1995        1994(i)
                                                       --------    --------    --------  ---------------
Net asset value, beginning of period ...............   $ 17.87     $ 17.92     $ 10.83     $ 10.00
                                                       -------     -------     -------     -------
Net investment income (loss) .......................     (0.10)      (0.05)      (0.07)      (0.07)
Net realized and unrealized gain on investments ....      3.13        1.72        7.23        0.90
                                                       -------     -------     -------     -------
  Total from investment operations .................      3.03        1.67        7.16        0.83
Distributions from net realized gains ..............     (2.90)      (1.72)      (0.07)         --
                                                       -------     -------     -------     -------
Net asset value, end of period .....................   $ 18.00     $ 17.87     $ 17.92     $ 10.83
                                                       =======     =======     =======     =======
Total Return .......................................      19.0%        9.2%       66.2%        8.3%
                                                       =======     =======     =======     =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) ........   $31,499     $30,043     $23,002     $ 9,513
                                                       =======     =======     =======     =======
  Ratio of expenses to average net assets ..........      1.06%       1.05%       1.13%       1.47%
                                                       =======     =======     =======     =======
Ratio of net investment income (loss) to
    average net assets .............................     (0.62%)     (0.54%)     (0.73%)     (0.80%)
                                                       =======     =======     =======     =======
Portfolio Turnover Rate ............................    134.25%     182.49%     104.84%     186.76%
                                                       =======     =======     =======     =======
Average Commission Rate Paid .......................   $ .0701     $ .0629
                                                       =======     =======

(i)  Ratios have been annualized; total return has not been annualized.

--------------------------------------------------------------------------------

                                 ALGER SMALL CAP
                              RETIREMENT PORTFOLIO

     The Fund is a diversified, open-end management investment company that offers a selection of four portfolios, including the Portfolio, each with the investment objective of long-term capital appreciation. The offering price of the shares of the Portfolio is net asset value per share. Shares of the Portfolio are only available for investment through defined contribution retirement plans (the "Plans") which elect to make the Portfolio an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Portfolio but may do so only through a participating Plan. The Fund reserves the right to make shares of the Portfolio available to other investors, as may be approved by the Trustees from time to time. The Fund's Board of Trustees may establish additional portfolios at any time.

     Only the Plans may be record holders of the shares of the Portfolio. Within the limitations applicable to a Plan, a participant in such Plan (a "Participant") may direct the Plan to purchase or redeem shares of the Portfolio. Participants in a Plan cannot contact the Fund directly to request the purchase or redemption of the Portfolio's shares. Instead, Participants must contact their Plan Sponsor or its agent designated for the purpose of processing purchase and redemption requests. References in this Prospectus to shareholders are to Plan Sponsors as the record holders of the Portfolio's shares. The assets of the Portfolio are not plan assets of any of the Plans.

                           FRED ALGER MANAGEMENT, INC.

     Subject to the supervision and direction of the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") is responsible for the overall administration of the Fund, manages the Portfolio in accordance with the Portfolio's investment objectives and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser. Alger Management is generally engaged in the business of rendering investment advisory services to mutual funds, institutions and to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964 and as of January 31, 1998, had approximately $7.8 billion under management--$4.5 billion in mutual fund accounts and $3.3 billion in other advisory accounts.

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

     The following is a brief description of the investment objective and policies of the Portfolio. No assurance can be given that the Portfolio's objective will be achieved. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under the caption "Certain Securities and Investment Techniques" and in the Statement of Additional Information.

     The Statement of Additional Information contains specific investment restrictions that govern the Portfolio's investments. These restrictions and the Portfolio's investment objective are "fundamental" policies, which means that they may not be changed without a majority vote of shareholders of the Portfolio. Except for the investment objective and the investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. The fundamental restrictions applicable to the Portfolio include, among others, (i) a prohibition on the Portfolio's purchasing a security, other than obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities ("U. S. Government securities"), if as a result more than five percent of the assets of the Portfolio would be invested in the securities of the issuer or the Portfolio would own more than 10 percent of the outstanding voting securities of the issuer, except that 25 percent of the Portfolio's total assets may be invested without regard to the five percent limitation; (ii) a prohibition on the Portfolio's investing more than 25 percent of its total assets in the securities of issuers in a particular industry with exceptions for U.S.
Government securities; and (iii) a prohibition on the Portfolio's borrowing money or pledging its assets, except for temporary or emergency purposes in an amount not exceeding 10 percent of the Portfolio's total assets.

     Except during temporary defensive periods, the Alger Small Cap Retirement Portfolio, formerly known as Alger Defined Contribution Small Cap Portfolio, invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index"), or the S&P SmallCap 600 Index ("S&P
Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of December 31, 1997, the range of market capitalization of the companies in the Russell Index was $20 million to $2.97 billion; the range of market capitalization of the companies in the S&P Index at that date was $21 million to $2.934 billion. The combined range as of that date was $20 million to $2.97 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

     Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities issued by such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market average in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors.

     The Portfolio will not invest more than 15 percent of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation (see "Certain Securities and Investment Techniques--Restricted Securities"). In addition, the Portfolio will limit its investments in warrants and rights to not more than five percent of its net assets, of which not more than two percent of its net assets may be invested in war-rants not listed on a recognized domestic stock exchange. Warrants or rights acquired as part of a unit attached to securities at the time of acquisition are not subject to these limitations, which may be changed without shareholder approval. The Portfolio may lend its securities and enter into "short sales against the box." See "Certain Securities and Investment Techniques." The Portfolio will only invest in convertible debt securities rated in one of the three highest rating categories by any nationally recognized statistical rating organization ("NRSRO"). See the Statement of Additional Information for a description of these ratings.

     The investment objective of the Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio. The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks or securities convertible into or exchangeable for equity securities, including warrants and rights.

     It is anticipated that the Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, the Portfolio may hold up to 15 percent of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives. See "Certain Securities and Investment Techniques."

     Investors considering equity investing through the Portfolio should carefully consider the inherent risks. Expectations of future inflation rates should be considered in making investment decisions and even though over the long term stocks may present attractive opportunities, the results of an equity investment managed by a particular management firm may not match the market as a whole.

                             CERTAIN SECURITIES AND
                              INVESTMENT TECHNIQUES

     The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

     Under the terms of a repurchase agreement, the Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period.

SHORT SALES

     The Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Port-folio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

RESTRICTED SECURITIES

     The Portfolio may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for the Portfolio to bear the expense of registration. No restricted securities will be acquired if the acquisition would cause the aggregate value of all illiquid securities to exceed 15 percent of the Portfolio's net assets.

     The Portfolio may invest in restricted securities issued under Rule 144A of the Securities Act of 1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Fund's Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased by the Portfolio pursuant to the Rule, subject to the Board's oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected.

LENDING OF PORTFOLIO SECURITIES

     In order to generate income and to offset expenses, the Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 331/3 percent of the Portfolio's total assets, including all collateral on such loans less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U. S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities.

OTHER INVESTMENTS

     The Portfolio may invest a portion of its assets in money market instruments, including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issued by domestic bank and thrift institutions, U.S. Government securities, commercial paper and repurchase agreements.

PORTFOLIO TURNOVER

     A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Portfolio's securities, with obligations with less than one year to maturity excluded. A 100 percent turnover rate would occur, for example, if all included securities were replaced once during the year.

     The Portfolio will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust its holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

     In Alger Management's view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation and not for short-term trading profits. However, the Portfolio may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management's philosophy to pursue the Portfolio's investment objective of capital appreciation by managing this Portfolio actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.

                                   MANAGEMENT

BOARD OF TRUSTEES

     The affairs of the Fund are managed under the supervision of its Board of Trustees. The Statement of Additional Information contains general background information about each Trustee and executive officer of the Fund. By virtue of the responsibilities assumed by Alger Management, the Fund requires no employees other than its executive officers. None of the Fund's executive officers devotes full time to the affairs of the Fund.

INVESTMENT MANAGER

     Alger Management serves as the Fund's investment manager. In that capacity, Alger Management, among other things, analyzes the Portfolio's assets, arranges for the purchase and sale of the Portfolio's securities and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management may select broker-dealers that provide it with brokerage and research services and may cause the Portfolio to pay these broker-dealers commissions that exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and research services received. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution.

     Alger Management is a wholly owned subsidiary of Alger Inc. which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company.

     Fred M. Alger III and his brother, David D. Alger are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

PORTFOLIO MANAGERS

     David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971, as Executive Vice President and Director of Research until 1995 and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

     Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3362.

FEES

     The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of 0.85% of the Portfolio's average daily net assets.

EXPENSES

     Operating expenses for the Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, Alger Management in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

     The Portfolio may compensate certain entities other than Alger Inc. and its affiliates for providing record-keeping and/or administrative services to participating retirement plans. This compensation may be paid at an annual rate of up to .25% of the net asset value of shares of the Portfolio held by those plans.

DISTRIBUTOR

     Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

     Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities pro-viding similar services to their customers who invest in the Portfolio. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

                                 NET ASSET VALUE

     The net asset value per share of the Portfolio is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NYSE is currently open on each Monday through Friday, except (i) January 1st, Dr. Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th or (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. Net asset value per share of the Portfolio is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding.

     The assets of the Portfolio that are traded on a securities exchange or other recognized market are valued on the basis of market quotations. Those assets for which quotations are not readily available are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. Instruments with remaining maturities of 60 days or less are valued on the basis of amortized cost, as described in the Statement of Additional Information.

                            PURCHASES AND REDEMPTIONS

     All direct purchasers of shares of the Portfolio will be Plan Sponsors which establish or maintain Plans. Participants may invest in shares of the Portfolio only through their respective Plan Sponsor. Participants cannot contact the Fund directly to purchase shares of the Portfolio. Instead, Participants must contact their Plan Sponsor or its agent for the purpose of processing purchase requests. There is no minimum amount for initial or subsequent investments for any Plan Sponsor. Participants should contact their Plan Sponsor for information concerning the appropriate procedure for investing in the Portfolio.

     Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems its shares.

     Investors may exchange stock of companies acceptable to Alger Management for shares of the Portfolio with a minimum of 100 shares of each com-pany generally being required. The Fund believes such exchange provides a means by which holders of certain securities may invest in the Portfolio without the expense of selling the securities in the public market. The investor should furnish either in writing or by telephone to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a Letter of Transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the Letter of Transmittal to the Custodian of the Portfolio's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Portfolio's securities are valued each day. Shares of the Portfolio having an equal net asset value as of the close of the same day will be registered in the investor's name. There is no sales charge on the issuance of shares of the Portfolio, no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

     Under unusual circumstances, shares of a Portfolio may be redeemed "in kind," which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS

     Each Portfolio of the Fund will be treated  separately in  determining  the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio at net asset value. Dividends will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

                                      TAXES

     The Fund intends that the Portfolio will qualify separately as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code") for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

     With respect to participants in the Plans, dividends from net investment income and net realized capital gains ordinarily will not be subject to taxation until such dividends are distributed to such participants from their Plan accounts. Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 59 1/2 are subject to a pen-alty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. Participants should consult their Plan Sponsors or tax advisers regarding the tax consequences of participation in the Plan or of any Plan contributions or withdrawals.

                                  ORGANIZATION

     The Fund was organized on July 14, 1993 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund offers shares of beneficial interest of separate series, par value $.001 per share. An unlimited number of shares of four series, representing the shares of the Fund's portfolios, have been authorized. No series of shares has any preference over any other series.

     When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10 percent of the Fund's outstanding shares.

CONTROL SHAREHOLDERS

     At February 2, 1998, Wells Fargo Bank, Trustee for Mentor Graphics, owned beneficially or of record 57.38% of the Portfolio, and may therefore be deemed to control the Portfolio.

                                   PERFORMANCE

     The Portfolio may include quotations of "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i. e., change in value of initial investment, income dividends and capital gains distributions). The "yield" of the Portfolio refers to "net investment income" generated by the Portfolio over a specified thirty-day period. This income is then "annualized." That is, the amount of "net investment income" generated by the Portfolio during that thirty-day period is assumed to be generated over a 12-month period and is shown as a percentage of the investment. "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

     From time to time, advertisements or reports to shareholders may compare the yield or performance of the Portfolio to that of other mutual funds with a similar investment objective. The performance of the Portfolio might be compared to rankings prepared by Lipper Analytical Services, Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the S&P 500. In addition, evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY AND THE WALL STREET JOURNAL may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of the Portfolio's performance for any future period.

                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

     Investors and shareholders may contact the Fund toll-free at (800) 992-3362 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available on request and without charge by contacting the Fund at the toll-free number listed above.

================================================================================

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                   ----------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
 Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

================================================================================


================================================================================

                 THE ALGER |
                RETIREMENT | MEETING THE CHALLENGE
                      FUND | OF INVESTING




                                ALGER SMALL CAP
                              RETIREMENT PORTFOLIO



                                     |
                                     |
                          PROSPECTUS | February 25, 1998
                                     |
                                     |



================================================================================

PROSPECTUS
----------

                     THE ALGER | 75 MAIDEN LANE
                    RETIREMENT | NEW YORK, NEW YORK 10038
                          FUND | (800) 992-3362


                 ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
================================================================================

     The Alger Retirement Fund (the "Fund"), formerly known as The Alger Defined Contribution Trust, is a registered investment company--a mutual fund--that presently offers interests in four portfolios. This Prospectus sets forth information about the Alger Capital Appreciation Retirement Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 331/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

     Shares of the Portfolio are available for investment without a sales charge to defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     This Prospectus, which should be retained for future reference, is designed to provide you with certain essential information that you should know before investing. A "Statement of Additional Information" dated February 25, 1998 containing further information about all portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained, without charge, by contacting the Fund at the address or phone number above.


            FRED ALGER  |                            FRED ALGER  |
            MANAGEMENT, | INVESTMENT MANAGER          & COMPANY, | DISTRIBUTOR
                   INC, |                          INCORPORATED  |


================================================================================
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                    ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.
================================================================================

                                FEBRUARY 25, 1998

--------------------------------------------------------------------------------

                                    CONTENTS
                                                                          PAGE
                                                                          ----
The Portfolio's Expenses................................................   iii

Financial Highlights....................................................    iv

Alger Growth Retirement Portfolio.......................................     1

Fred Alger Management, Inc..............................................     1

Investment Objective and Policies.......................................     1

Certain Securities and Investment
    Techniques..........................................................     3

Management .............................................................     7

Net Asset Value.........................................................     9

Purchases and Redemptions...............................................     9

Dividends and Distributions.............................................    10

Taxes...................................................................    11

Organization............................................................    11

Performance.............................................................    12

Investor and Shareholder Information....................................    12


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE PORTFOLIO'S EXPENSES

   The Table below is designed to assist an investor in understanding the various costs and expenses that he or she will bear directly or indirectly. The Table does not reflect any charges or deductions which are, or may be, imposed by the Plans.

   The Example below assumes that all dividends and distributions are reinvested and that the annual percentage amounts listed under Annual Portfolio Operating Expenses remain the same in each of the periods shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases..............................    None

Maximum Sales Load Imposed on Reinvested Dividends...................    None

Deferred Sales Load..................................................    None

Redemption Fees......................................................    None

Exchange Fees .......................................................    None

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)

Management Fees......................................................     .85%

Other Expenses.......................................................     .77%*
                                                                        -----
Total Portfolio Operating Expenses..................................    1.62%
                                                                        =====


EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year.............................................................   $ 16

Three Years..........................................................     51

Five Years...........................................................     88

Ten Years............................................................    192

*Included in Other Expenses of the Capital Appreciation Retirement Portfolio is 0.15% of interest expense.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
   The Financial Highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 12, 1997 on the Fund's financial statements as of October 31, 1997. These financial statements are incorporated by reference into the Statement of Additional Information. An Annual Report of the Fund is available by contacting the Fund at
(800) 992-3362. In addition to financial statements, the Annual Report contains further information about performance of the Fund.

THE ALGER RETIREMENT FUND
CAPITAL APPRECIATION PORTFOLIO(i)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FROM
                                                                                                           NOVEMBER 8, 1993
                                                                                                             (COMMENCEMENT
                                                                     YEAR ENDED OCTOBER 31,                 OF OPERATIONS)
                                                         --------------------------------------------       TO OCTOBER 31,
                                                             1997             1996              1995           1994(ii)
                                                         ---------        ---------         ---------         ---------
Net asset value, beginning of period..................   $    9.88        $   12.72         $   10.08         $   10.00
                                                         ---------        ---------         ---------         ---------
Net investment income loss............................       (0.10)(iii)      (0.07)            (0.19)            (0.23)
Net realized and unrealized gain on investments.......        2.51             0.83              5.30              0.31
                                                         ---------        ---------         ---------         ---------
    Total from investment operations..................        2.41             0.76              5.11              0.08
Distributions from net realized gains.................       (2.59)           (3.60)            (2.47)               --
                                                         ---------        ---------         ---------         ---------
Net asset value, end of period........................   $    9.70        $    9.88         $   12.72         $   10.08
                                                         =========        =========         =========         =========
Total Return..........................................        26.1%             6.1%             54.4%              0.8%
                                                         =========        =========         =========         =========
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) ..........   $   4,520        $   6,703         $   8,116         $   5,251
                                                         =========        =========         =========         =========
  Ratio of expenses excluding interest to
    average net assets................................        1.47%            1.37%             1.43%             1.78%
                                                         =========        =========         =========         =========
  Ratio of expenses including interest to
    average net assets................................        1.62%            1.44%             2.70%             2.87%
                                                         =========        =========         =========         =========
  Ratio of net investment income (loss) to
    average net assets................................       (1.02%)          (0.94%)           (2.32%)           (2.53%)
                                                         =========        =========         =========         =========
Portfolio Turnover Rate...............................      159.56%          203.46%           188.53%           229.11%
                                                         =========        =========         =========         =========
Average Commission Rate Paid..........................   $   .0711        $   .0668                --                --
                                                         =========        =========         =========         =========
Amount of debt outstanding at end of period...........   $ 127,000               --         $ 302,600         $ 955,600
                                                         =========        =========         =========         =========
Average amount of debt outstanding
  during the period...................................   $ 127,915        $  62,130         $ 939,600         $ 826,076
                                                         =========        =========         =========         =========
Average daily number of shares outstanding
  during the period...................................     511,947          595,051           565,805           515,270
                                                         =========        =========         =========         =========
Average amount of debt per share
  during the period...................................   $     .25        $     .10         $    1.66         $    1.60
                                                         =========        =========         =========         =========

(i) Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.

(ii)   Ratios have been annualized; total return has not been annualized.

(iii)  Amount was computed based on average shares outstanding during the year.


--------------------------------------------------------------------------------

                           ALGER CAPITAL APPRECIATION
                              RETIREMENT PORTFOLIO

   The Fund is a diversified, open-end management investment company that offers a selection of four portfolios, including the Portfolio, each with the investment objective of long-term capital appreciation. The offering price of the shares of the Portfolio is net asset value per share. Shares of the Portfolio are only available for investment through defined contribution retirement plans (the "Plans") which elect to make the Portfolio an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Portfolio but may do so only through a participating Plan. The Fund reserves the right to make shares of the Portfolio available to other investors, as may be approved by the Trustees from time to time. The Fund's Board of Trustees may establish additional portfolios at any time.

   Only the Plans may be record holders of the shares of the Portfolio. Within the limitations applicable to a Plan, a participant in such Plan (a "Participant") may direct the Plan to purchase or redeem shares of the Portfolio. Participants in a Plan cannot contact the Fund directly to request the purchase or redemption of the Portfolio's shares. Instead, Participants must contact their Plan Sponsor or its agent designated for the purpose of processing purchase and redemption requests. References in this Prospectus to shareholders are to Plan Sponsors as the record holders of the Portfolio's shares. The assets of the Portfolio are not plan assets of any of the Plans.

                           FRED ALGER MANAGEMENT, INC.

   Subject to the supervision and direction of the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") is responsible for the overall administration of the Fund, manages the Portfolio in accordance with the Portfolio's investment objectives and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser. Alger Management is generally engaged in the business of rendering investment advisory services to mutual funds, institutions and to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964 and as of January 31, 1998, had approximately $7.8 billion under management--$4.5 billion in mutual fund accounts and $3.3 billion in other advisory accounts.


                              INVESTMENT OBJECTIVE
                                  AND POLICIES

   The following is a brief description of the investment objective and policies of the Portfolio. No assurance can be given that the Portfolio's objective will be achieved. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under the caption "Certain Securities and Investment Techniques" and in the Statement of Additional Information.

   The Statement of Additional Information contains specific investment restrictions that govern the Portfolio's investments. These restrictions and the Portfolio's investment objective are "fundamental" policies, which means that they may not be changed without a majority vote of shareholders of the Portfolio. Except for the investment objective and the investment restrictions specifically identi-
   fied as fundamental, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. The fundamental restrictions applicable to the Portfolio include, among others,
(i) a prohibition on the Portfolio's purchasing a security, other than obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities ("U. S. Government securities"), if as a result more than five percent of the assets of the Portfolio would be invested in the securities of the issuer or the Portfolio would own more than 10 percent of the outstanding voting securities of the issuer, except that 25 percent of the Portfolio's total assets may be invested without regard to the five percent limitation; (ii) a prohibition on the Portfolio's investing more than 25 percent of its total assets in the securities of issuers in a particular industry with exceptions for U.S. Government securities; and (iii) a prohibition on the Portfolio's borrowing money or pledging its assets for temporary or emergency purposes in an amount exceeding 10 percent of the Portfolio's total assets. The Portfolio also may borrow for investment purposes (see "Certain Securities and Investment Techniques--Leverage Through Borrowing").

   Except during temporary defensive periods, the Portfolio, formerly known as Alger Defined Contribution Leveraged AllCap Portfolio, invests at least 85 percent of its net assets in equity securities of companies of any size. The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing. See "Certain Securities and Investment Techniques."

   The Portfolio will not invest more than 15 percent of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation (see "Certain Securities and Investment Techniques--Restricted Securities"). In addition, the Portfolio will limit its investments in warrants and rights to not more than five percent of its net assets, of which not more than two percent of its net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants or rights acquired as part of a unit attached to securities at the time of acquisition are not subject to these limitations, which may be changed without shareholder approval. The Portfolio may lend its securities and enter into "short sales against the box." See "Certain Securities and Investment Techniques." The Portfolio will only invest in convertible debt securities rated in one of the three highest rating categories by any nationally recognized statistical rating organization ("NRSRO"). See the Statement of Additional Information for a description of these ratings.

   The investment objective of the Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of the Portfolio. The Portfolio seeks to achieve its objective by investing in equity secu-rities, such as common or preferred stocks or securities convertible into or exchangeable for equity securities, including warrants and rights.

   It is anticipated that the Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, the Portfolio may hold up to 15 percent of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives. See "Certain Securities and Investment Techniques."

   Investors considering equity investing through the Portfolio should carefully consider the inherent risks. Expectations of future inflation rates should be considered in making investment decisions and even though over the long term stocks may present attractive opportunities, the results of an equity investment managed by a particular management firm may not match the market as a whole.


                             CERTAIN SECURITIES AND
                              INVESTMENT TECHNIQUES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.


REPURCHASE AGREEMENTS

   Under the terms of a repurchase agreement, the Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period.


SHORT SALES

   The Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.


RESTRICTED SECURITIES

   The Portfolio may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for the Portfolio to bear the expense of registration. No restricted securities will be acquired if the acquisition would cause the aggregate value of all illiquid securities to exceed 15 percent of the Portfolio's net assets.

   The Portfolio may invest in restricted securities issued under Rule 144A of the Securities Act of 1933. In adopting Rule 144A, the Securities and Ex-change Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Fund's Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased by the Portfolio pursuant to the Rule, subject to the Board's oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Portfolio could be adversely affected.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Portfolio, if and when made, may not exceed 331/3 percent of the Portfolio's total assets, including all collateral on such loans less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U. S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities.


OPTIONS TRANSACTIONS

   The Portfolio may purchase or sell (that is, write) listed options on securities as a means of achieving additional return or of hedging the value of its portfolio. The Portfolio may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities in an amount not to exceed 25% of total assets. The Portfolio may only buy or sell options that are listed on a national securities exchange.

   A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period.

   A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

   If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that a closing purchase transaction can be effected when the Portfolio so desires.

   An option may be closed out only on an exchange that provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

   The Portfolio may write put and call options on stock indexes for the purpose of increasing its gross income and to protect its portfolio against declines in the value of the securities it owns or increases in the value of securities to be acquired. In addition, the Portfolio may purchase put and call options on stock indexes in order to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. Options on stock indexes are similar to options on specific securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain, from the writer, cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Therefore, while one purpose of writing such options is to generate additional income for the Portfolio, the Portfolio recognizes that it may be required to deliver an amount of cash in excess of the market value of a stock index at such time as an option written by the Portfolio is exercised by the holder. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Alger Management's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

STOCK INDEX FUTURES AND OPTIONS ON STOCK
INDEX FUTURES

   The Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made solely for hedging or other permissible risk management purposes, such as protecting the price of a security the Portfolio intends to buy, but not for purposes of speculation. Aggregate initial margins and premiums on such investments may not constitute more than 5% of the Portfolio's assets. Hedging and other risk management transactions are undertaken to reduce or eliminate any of several kinds of price fluctuation risk. For example, put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index.

   A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. Due to the risk of an imperfect correlation between securities in the Portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. The risk of imperfect correlation increases as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell STOCK index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely afFECT THE PORTFOLIO'S net investment results if market movements are not as anticipated when the hedge is established.

   An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiraTION DATE OF THE OPTION. THE PORTFOLIO WILL sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be a correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which are the subject of the hedge. In addition, the Portfolio's purchase of such options will be based upon predictions as to anticipated market trends, which could prove to be inaccurate.


LEVERAGE THROUGH BORROWING

   The Portfolio may borrow from banks for investment purposes. This borrowing is known as leveraging. The Portfolio may use up to 331/3 percent of its assets for leveraging. The Investment Company Act of 1940, as amended, requires the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio's securities. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Portfolio also may be required to main-tain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


OTHER INVESTMENTS

   The Portfolio may invest a portion of its assets in money market instruments, including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issued by domestic bank and thrift institutions, U.S. Government securities, commercial paper and repurchase agreements.


PORTFOLIO TURNOVER

   A portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Portfolio's securities, with obligations with less than one year to maturity excluded. A 100 percent turnover rate would occur, for example, if all included securities were replaced once during the year.

   The Portfolio will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust its holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

   In Alger Management's view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation and not for short-term trading profits. However, the Portfolio may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management's philosophy to pursue the Portfolio's investment objective of capital appreciation by managing this Portfolio actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.


                                   MANAGEMENT

BOARD OF TRUSTEES

   The affairs of the Fund are managed under the supervision of its Board of Trustees. The Statement of Additional Information contains general background information about each Trustee and executive officer of the Fund. By virtue of the responsibilities assumed by Alger Management, the Fund requires no employees other than its executive officers. None of the Fund's executive officers devotes full time to the affairs of the Fund.


INVESTMENT MANAGER

   Alger Management serves as the Fund's investment manager. In that capacity, Alger Management, among other things, analyzes the Portfolio's assets, arranges for the purchase and sale of the Portfolio's securities and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management may select broker-dealers that provide it with brokerage and research services and may cause the Portfolio to pay these broker-dealers commissions that exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and research services received. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution.

   Alger Management is a wholly owned subsidiary of Alger Inc. which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company.

   Fred M. Alger III and his brother, David D. Alger are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS

   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971, as Executive Vice President and Director of Research until 1995 and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3362.


FEES

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of 0.85% of the Portfolio's average daily net assets.

EXPENSES

   Operating expenses for the Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, Alger Management in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

   The Portfolio may compensate certain entities other than Alger Inc. and its affiliates for providing record-keeping and/or administrative services to participating retirement plans. This compensation may be paid at an annual rate of up to .25% of the net asset value of shares of the Portfolio held by those plans.


DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.


TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolio. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.


                                 NET ASSET VALUE

   The net asset value per share of the Portfolio is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NYSE is currently open on each Monday through Friday, except (i) January 1st, Dr. Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th or (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. Net asset value per share of the Portfolio is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding.

   The assets of the Portfolio that are traded on a securities exchange or other recognized market are valued on the basis of market quotations. Those assets for which quotations are not readily available are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. Instruments with remaining maturities of 60 days or less are valued on the basis of amortized cost, as described in the Statement of Additional Information.


                            PURCHASES AND REDEMPTIONS

   All direct purchasers of shares of the Portfolio will be Plan Sponsors which establish or maintain Plans. Participants may invest in shares of the Portfolio only through their respective Plan Sponsor. Participants cannot contact the Fund directly to purchase shares of the Portfolio. Instead, Participants must contact their Plan Sponsor or its agent for the purpose of processing purchase requests. There is no minimum amount for initial or subsequent investments for any Plan Sponsor. Participants should contact their Plan Sponsor for information concerning the appropriate procedure for investing in the Portfolio.

   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems its shares.

   Investors may exchange stock of companies acceptable to Alger Management for shares of the Portfolio with a minimum of 100 shares of each company generally being required. The Fund believes such exchange provides a means by which holders of certain securities may invest in the Portfolio without the expense of selling the securities in the public market. The investor should furnish either in writing or by telephone to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a Letter of Transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the Letter of Transmittal to the Custodian of the Portfolio's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Portfolio's securities are valued each day. Shares of the Portfolio having an equal net asset value as of the close of the same day will be registered in the investor's name. There is no sales charge on the issuance of shares of the Portfolio, no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind," which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio of the Fund will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio at net asset value. Dividends will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

                                      TAXES

   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code") for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

   With respect to participants in the Plans, dividends from net investment income and net realized capital gains ordinarily will not be subject to taxation until such dividends are distributed to such participants from their Plan accounts. Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 591/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. Participants should consult their Plan Sponsors or tax advisers regarding the tax consequences of participation in the Plan or of any Plan contributions or withdrawals.

                                  ORGANIZATION

   The Fund was organized on July 14, 1993 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund offers shares of beneficial interest of separate series, par value $.001 per share. An unlimited number of shares of four series, representing the shares of the Fund's portfolios, have been authorized. No series of shares has any preference over any other series.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10 percent of the Fund's outstanding shares.


CONTROL SHAREHOLDERS

   At February 2, 1998, the Fred Alger & Company, Incorporated et al Pension Plan and the Fred Alger & Company, Incorporated et al Profit Sharing Plan owned beneficially or of record 38.27% and 38.75%, respectively, of the Portfolio, and may therefore be deemed to control the Portfolio.

                                   PERFORMANCE

   The Portfolio may include quotations of "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i. e., change in value of initial investment, income dividends and capital gains distributions). The "yield" of the Portfolio refers to "net investment income" generated by the Portfolio over a specified thirty-day period. This income is then "annualized." That is, the amount of "net investment income" generated by the Portfolio during that thirty-day period is assumed to be generated over a 12-month period and is shown as a percentage of the investment. "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   From time to time, advertisements or reports to shareholders may compare the yield or performance of the Portfolio to that of other mutual funds with a similar investment objective. The performance of the Portfolio might be compared to rankings prepared by Lipper Analytical Services, Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the S&P 500. In addition, evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of the Portfolio's performance for any future period.


                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

   Investors and shareholders may contact the Fund toll-free at (800) 992-3362 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available on request and without charge by contacting the Fund at the toll-free number listed above.

================================================================================

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                  ------------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176


================================================================================


                         THE ALGER |
                        RETIREMENT | MEETING THE CHALLENGE
                              FUND | OF INVESTING


                           ALGER CAPITAL APPRECIATION
                              RETIREMENT PORTFOLIO



                                          |
                                          |
                               PROSPECTUS | February 25, 1998
                                          |
                                          |
================================================================================

PROSPECTUS
----------

                           THE ALGER | 75 MAIDEN LANE
                          RETIREMENT | NEW YORK, NEW YORK 10038
                                FUND | (800) 992-3362


================================================================================

      The Alger Retirement Fund (the "Fund"), formerly known as The Alger Defined Contribution Trust, is a registered investment company--a mutual fund--that presently offers interests in four portfolios. This Prospectus sets forth information about three of these portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The investment objectives of each Portfolio are highlighted beginning on page 1. The three Portfolios are:

                     o Alger Small Cap Retirement Portfolio
                     o Alger MidCap Growth Retirement Portfolio
                     o Alger Capital Appreciation Retirement Portfolio

     Shares of the Portfolios are available for investment without a sales charge to \defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans.
     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
     This Prospectus, which should be retained for future reference, is designed to provide you with certain essential information that you should know before investing. A "Statement of Additional Information" dated February 25, 1998 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained, without charge, by contacting the Fund at the address or phone number above.


   FRED ALGER |                             FRED ALGER |
   MANAGEMENT | INVESTMENT MANAGER          & COMPANY, | DISTRIBUTOR
         INC. |                           INCORPORATED |

-------------------------------------------------------------------------------
         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
           COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                    ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                    ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
                               February 25, 1998

--------------------------------------------------------------------------------
                                    CONTENTS
                                                            Page
                                                            ----
The Portfolios' Expenses ................................    iii

Financial Highlights ....................................     iv

The Alger Retirement Fund ...............................      1

Fred Alger Management, Inc. .............................      1

Investment Objectives and Policies ......................      1

  All Portfolios ........................................      2

  Alger Small Cap Retirement Portfolio ..................      3

  Alger MidCap Growth
    Retirement Portfolio ................................      3

  Alger Capital Appreciation
    Retirement Portfolio ................................      3

Selecting Among the Portfolios ..........................      4

Certain Securities and Investment
  Techniques ............................................      4

Management ..............................................      8

Net Asset Value .........................................     10

Purchases and Redemptions ...............................     10

Dividends and Distributions .............................     11

Taxes ...................................................     11

Organization ............................................     12

Performance .............................................     12

Investor and Shareholder Information ....................     13



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE PORTFOLIOS' EXPENSES

     The Table below is designed to assist an investor in the Portfolios in understanding the various costs and expenses that he or she will bear directly or indirectly. The Table does not reflect any charges or deductions which are, or may be, imposed by the Plans.

     The Example below assumes that all dividends and distributions are reinvested and that the annual percentage amounts listed under Annual Fund Operating Expenses remain the same in each of the periods shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




                                                               ALGER       ALGER         ALGER
                                                               SMALL       MIDCAP        CAPITAL
                                                                CAP        GROWTH      APPRECIATION
                                                             RETIREMENT   RETIREMENT    RETIREMENT
                                                             PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                            -----------  -----------    -----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases ...................     None        None           None
Maximum Sales Load Imposed on Reinvested Dividends ........     None        None           None
Deferred Sales Load .......................................     None        None           None
Redemption Fees ...........................................     None        None           None
Exchange Fees .............................................     None        None           None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Management Fees ...........................................      .85%        .80%           .85%
Other Expenses ............................................      .21%        .51%           .77%*
                                                                ----        ----           ----
Total Fund Operating Expenses .............................     1.06%       1.31%          1.62%
                                                                ====        ====           ====
EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period:

One Year ..................................................     $ 11        $ 13           $ 16
Three Years ...............................................       34          42             51
Five Years ................................................       58          72             88
Ten Years .................................................      129         158            192


* Included in Other Expenses of the Capital Appreciation Retirement Portfolio is 0.15% of interest expense.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The Financial Highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 12, 1997 on the Fund's financial statements as of October 31, 1997. These financial statements are incorporated by reference into the Statement of Additional Information. An Annual Report of the Fund is available by contacting the Fund at
(800) 992-3362. In addition to financial statements, the Annual Report contains further information about performance of the Fund.

THE ALGER RETIREMENT FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year ended October 31, 1997

                                                                                           MidCap           Capital
                                                                        Small Cap          Growth         Appreciation
                                                                        Retirement        Retiremen        Retirement
                                                                        Portfolio         Portfolio        Portfolio
                                                                       -----------       -----------      ----------
Net asset value, beginning of year ...............................     $     17.87       $     14.48      $     9.88
                                                                       -----------       -----------      ----------
Net investment loss ..............................................           (0.10)            (0.15)          (0.10)(i)
Net realized and unrealized gain on investments ..................            3.13              3.46            2.51
                                                                       -----------       -----------      ----------
    Total from investment operations .............................            3.03              3.31            2.41
Distributions from net realized gains ............................           (2.90)            (6.43)          (2.59)
                                                                       -----------       -----------      ----------
Net asset value, end of year .....................................     $     18.00       $     11.36      $     9.70
                                                                       ===========       ===========      ==========
Total Return .....................................................            19.0%             28.6%           26.1%
                                                                       ===========       ===========      ==========
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted) ........................     $    31,499       $     6,435      $    4,520
                                                                       ===========       ===========      ==========
  Ratio of expenses excluding interest
    to average net assets ........................................            1.06%             1.31%           1.47%
                                                                       ===========       ===========      ==========
  Ratio of expenses including interest
    to average net assets ........................................            1.06%             1.31%           1.62%
                                                                       ===========       ===========      ==========
  Ratio of net investment loss
    to average net assets ........................................            (.62%)            (.79%)         (1.02%)
                                                                       ===========       ===========      ==========
Portfolio Turnover Rate ..........................................          134.25%           183.31%         159.56%
                                                                       ===========       ===========      ==========
Average Commission Rate Paid .....................................     $     .0701       $     .0699           .0711
                                                                       ===========       ===========      ==========
Amount of debt outstanding at end of year ............................................................    $  127,000
                                                                                                          ==========
Average amount of debt outstanding during the year ...................................................    $  127,915
                                                                                                          ==========
Average daily number of shares outstanding during the year ...........................................       511,947
                                                                                                          ==========
Average amount of debt per share during the year .....................................................    $      .25
                                                                                                          ==========

--------------------
(i) Amount was computed based on average shares outstanding during the year.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------



THE ALGER RETIREMENT FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year ended October 31, 1996

                                                                                           MidCap           Capital
                                                                        Small Cap          Growth         Appreciation
                                                                        Retirement        Retiremen        Retirement
                                                                        Portfolio         Portfolio        Portfolio*
                                                                       -----------       -----------      ----------
Net asset value, beginning of year ...............................     $     17.92       $     16.34      $    12.72
                                                                       -----------       -----------      ----------
Net investment loss ..............................................           (0.05)            (0.07)          (0.07)
Net realized and unrealized gain on
  investments ....................................................            1.72              1.09            0.83
                                                                       -----------       -----------      ----------
    Total from investment operations .............................            1.67              1.02            0.76
Distributions from net realized gains ............................           (1.72)            (2.88)          (3.60)
                                                                       -----------       -----------      ----------
Net asset value, end of year .....................................     $     17.87       $     14.48      $     9.88
                                                                       ===========       ===========      ==========
Total Return .....................................................             9.2%              6.2%            6.1%
                                                                       ===========       ===========      ==========
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted) ........................     $    30,043       $     9,726      $    6,703
                                                                       ===========       ===========      ==========
  Ratio of expenses excluding interest
    to average net assets ........................................            1.05%             1.16%           1.37%
                                                                       ===========       ===========      ==========
  Ratio of expenses including interest
    to average net assets ........................................            1.05%             1.16%           1.44%
                                                                       ===========       ===========      ==========
  Ratio of net investment loss
    to average net assets ........................................            (.54%)            (.45%)          (.94%)
                                                                       ===========       ===========      ==========
Portfolio Turnover Rate ..........................................          182.49%           170.21%         203.46%
                                                                       ===========       ===========      ==========
Average Commission Rate Paid .....................................     $     .0629       $     .0682      $    .0668
                                                                       ===========       ===========      ==========
Amount of debt outstanding at end of year ............................................................    $       --
                                                                                                          ==========
Average amount of debt outstanding during the year ...................................................    $   62,130
                                                                                                          ==========
Average daily number of shares outstanding during the year ...........................................       595,051
                                                                                                          ==========
Average amount of debt per share during the year .....................................................    $      .10
                                                                                                          ==========

--------------------
* Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year ended October 31, 1995

                                                                                           MidCap           Capital
                                                                        Small Cap          Growth         Appreciation
                                                                        Retirement        Retiremen        Retirement
                                                                        Portfolio         Portfolio        Portfolio*
                                                                       -----------       -----------      ----------
Net asset value, beginning of year ...............................     $    10.83        $     11.66      $    10.08
                                                                       ----------        -----------      ----------
Net investment loss ..............................................          (0.07)             (0.07)          (0.19)
Net realized and unrealized gain on
  investments ....................................................           7.23               6.07            5.30
                                                                       ----------        -----------      ----------
    Total from investment operations .............................           7.16               6.00            5.11
Distributions from net realized gains                                       (0.07)             (1.32)          (2.47)
                                                                       ----------        -----------      ----------
Net asset value, end of year .....................................     $    17.92        $     16.34      $    12.72
                                                                       ==========        ===========      ==========
Total Return                                                                 66.2%              54.1%           54.4%
                                                                       ==========        ===========      ==========
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted) ........................     $   23,002        $    10,914      $    8,116
                                                                       ==========        ===========      ==========
  Ratio of expenses excluding interest
    to average net assets ........................................           1.13%              1.23%           1.43%
                                                                       ==========        ===========      ==========
  Ratio of expenses including interest
    to average net assets ........................................           1.13%              1.23%           2.70%
                                                                       ==========        ===========      ==========
  Ratio of net investment loss
    to average net assets ........................................           (.73%)             (.69%)         (2.32%)
                                                                       ==========        ===========      ==========
Portfolio Turnover Rate ..........................................         104.84%            132.74%         188.53%
                                                                       ==========        ===========      ==========
Amount of debt outstanding at end of year ............................................................    $  302,600
                                                                                                          ==========
Average amount of debt outstanding during the year ...................................................    $  939,600
                                                                                                          ==========
Average daily number of shares outstanding during the year ...........................................       565,805
                                                                                                          ==========
Average amount of debt per share during the year .....................................................    $     1.66
                                                                                                          ==========

--------------------
 * Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period from November 8, 1993 (commencement of operations) through October 31, 1994*

                                                                                           MidCap           Capital
                                                                        Small Cap          Growth         Appreciation
                                                                        Retirement        Retiremen        Retirement
                                                                        Portfolio         Portfolio        Portfolio**
                                                                       -----------       -----------      ------------
Net asset value, beginning of period ..............................    $  10.00          $  10.00           $  10.00
                                                                       --------          --------           --------
Net investment loss ...............................................       (0.07)            (0.09)             (0.23)
Net realized and unrealized gain on investments ...................        0.90              1.75               0.31
                                                                       --------          --------           --------
    Total from investment operations ..............................        0.83              1.66               0.08
                                                                       --------          --------           --------
Net asset value, end of period ....................................    $  10.83          $  11.66           $  10.08
                                                                       ========          ========           ========
Total Return ......................................................         8.3%             16.6%               0.8%
                                                                       ========          ========           ========
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) .......................    $  9,513          $  6,774           $  5,251
                                                                       ========          ========           ========
  Ratio of expenses excluding interest
    to average net assets .........................................        1.47%             1.53%              1.78%
                                                                       ========          ========           ========
  Ratio of expenses including interest
    to average net assets .........................................        1.47%             1.53%              2.87%
                                                                       ========          ========           ========
  Ratio of net investment loss
    to average net assets .........................................       (0.80)%           (0.89)%            (2.53)%
                                                                       ========          ========           ========
Portfolio Turnover Rate ...........................................      186.76%           134.06%            229.11%
                                                                       ========          ========           ========
Amount of debt outstanding at end of period .........................................................       $955,600
                                                                                                            ========
Average amount of debt outstanding during the period ................................................       $826,076
                                                                                                            ========
Average daily number of shares outstanding during the period ........................................        515,270
                                                                                                            ========
Average amount of debt per share during the period ..................................................       $   1.60
                                                                                                            ========

 * Ratios have been annualized; total return has not been annualized.
** Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.


--------------------------------------------------------------------------------

                                 THE PORTFOLIOS

     The Fund is a diversified, open-end management investment company that offers a selection of four portfolios, including the Portfolios, each with the investment objective of long-term capital appreciation. The offering price of the shares of each Portfolio is net asset value per share. Shares of the Portfolios are only available for investment through defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Fund but may do so only through a participating Plan. The Fund reserves the right to make shares of the Portfolios available to other investors, as may be approved by the Trustees from time to time. The Fund's Board of Trustees may establish additional Portfolios at any time.

     Only the Plans may be record holders of the shares of the Portfolios. Within the limitations applicable to a Plan, a participant in such Plan (a "Participant") may direct the Plan to purchase or redeem shares of the Fund. Participants in a Plan cannot contact the Fund directly to request the purchase or redemption of the Portfolios' shares. Instead, Participants must contact their Plan Sponsor or its agent designated for the purpose of processing purchase and redemption requests. References in this Prospectus to shareholders are to Plan Sponsors as the record holders of the Fund's shares. The assets of the Fund are not plan assets of any of the Plans.

                          FRED ALGER MANAGEMENT, INC.

     Subject to the supervision and direction of the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") is responsible for the overall administration of the Fund, manages the Portfolios in accordance with the Portfolios' investment objectives and stated investment policies, makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser. Alger Management is generally engaged in the business of rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964 and as of January 31, 1998, had approximately $7.8 billion under management--$4.5 billion in mutual fund accounts and $3.3 billion in other advisory accounts.

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

     The following is a brief description of the investment objectives and policies of each Portfolio. No assurance can be given that any Portfolio's objective(s) will be achieved. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under the caption "Certain Securities and Investment Techniques" and in the Statement of Additional Information.

     The Statement of Additional Information contains specific investment restrictions that govern the Portfolios' investments. These restrictions and the Portfolios' investment objectives are "fundamental" policies, which means that they may not be changed without a majority vote of shareholders of the affected Portfolio. Except for the investment objectives and the investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. The fundamental restrictions applicable to the Portfolios include, among others, (i)
a prohibition on any Portfolio's purchasing a security, other than obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities ("U. S. Government securities"), if as a result more than five percent of the assets of the Portfolio would be invested in the securities of the issuer or the Portfolio would own more than 10 percent of the outstanding voting securities of the issuer, except that 25 percent of a Portfolio's total assets may be invested without regard to the five percent limitation; (ii) a prohibition on any Portfolio's investing more than 25 percent of its total assets in the securities of issuers in a particular industry with exceptions for U.S. Government securities; and (iii) a prohibition on any Portfolio's borrowing money or pledging its assets, except for temporary or emergency purposes in an amount not exceeding 10 percent of the Portfolio's total assets, except that the Alger Capital Appreciation Retirement Portfolio may borrow for investment purposes (see "Certain Securities and Investment Techniques--Leverage Through Borrowing").

     Each Portfolio may invest a portion of its assets in money market instruments, including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issued by domestic bank and thrift institutions, U.S. Government securities, commercial paper and repurchase agreements.

     No Portfolio will invest more than 15 percent of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation (see "Certain Securities and Investment Techniques--Restricted Securities"). In addition, each Portfolio will limit its investments in warrants and rights to not more than five percent of its net assets, of which not more than two percent of its net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants or rights acquired as part of a unit attached to securities at the time of acquisition are not subject to these limitations, which may be changed without shareholder approval. Each Portfolio may lend its securities and enter into "short sales against the box." See "Certain Securities and Investment Techniques." The Portfolios will only invest in convertible debt securities rated in one of the three highest rating categories by any nationally recognized statistical rating organization ("NRSRO"). See the Statement of Additional Information for a description of these ratings.

ALL PORTFOLIOS

     The investment objective of each Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of a Portfolio. Each Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks or securities convertible into or exchangeable for equity securities, including warrants and rights. The capitalization criteria outlined below for each Portfolio are not mutually exclusive and a given security may be owned by more than one or all of the Portfolios.

     It is anticipated that each Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. The risks involved in investing in smaller companies are discussed below under "Alger Small Cap Retirement Portfolio." In order to afford a Portfolio the flexibility to take advantage of new opportuni-ties for investments in accordance with its investment objective or to meet redemptions, each Portfolio may hold up to 15 percent of its net assets in money market instruments and repurchase agreements and in excess of this amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives. See "Certain Securities and Investment Techniques."

ALGER SMALL CAP RETIREMENT PORTFOLIO

     Except during temporary defensive periods, the Alger Small Cap Retirement Portfolio, formerly known as Alger Defined Contribution Small Cap Portfolio, invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of December 31, 1997, the range of market capitalization of the companies in the Russell Index was $20 million to $2.97 billion; the range of market capitalization of the companies in the S&P Index at that date was $21 million to $2.934 billion. The combined range as of that date was $20 million to $2.97 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

     Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities issued by such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors.

ALGER MIDCAP GROWTH
RETIREMENT PORTFOLIO

     Except during temporary defensive periods, the Alger MidCap Growth Retirement Portfolio, formerly known as Alger Defined Contribution MidCap Growth Portfolio, invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of December 31, 1997, the range of market capitalization of these companies was $213 million to $13.737 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER CAPITAL APPRECIATION
RETIREMENT PORTFOLIO

     Except during temporary defensive periods, the Alger Capital Appreciation Retirement Portfolio, formerly known as Alger Defined Contribution Leveraged AllCap Portfolio, invests at least 85 percent of its net assets in equity securities of companies of any size. The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing. See "Certain Securities and Investment Techniques."

SELECTING AMONG THE PORTFOLIOS

     Set forth below is information that may be of assistance in selecting a Portfolio suitable for a particular investor's needs. Further assistance in the investment process is available by calling (800) 992-3362. Available at this number will be licensed, registered representatives who are knowledgeable about the Fund and each of the Portfolios. There is no charge for making this call.


     Each of the Portfolios, like all other investments, can provide two types of return: income return and capital return. Income return is the income received from an investment, such as interest on bonds and money market instruments and dividends from common and preferred stocks. Capital return is the change in the market value of an investment, such as an increase in the price of a common stock or of shares of a Portfolio. Total return is the sum of income return and capital return. Thus, if a Portfolio over a year produces four percent in income return and its shares increase in value by three percent, its total return is seven percent. In general, the more that capital return is emphasized over income return in an investment program, the more risk is associated with the program.

     Growth funds such as the Portfolios seek primarily capital return. They invest primarily in common stocks and offer the opportunity of the greatest return over the long term but can be risky since their prices fluctuate with changes in stock market prices, as described in the preceding paragraph. Further, growth funds that invest in smaller companies, such as the Alger Small Cap Retirement Portfolio, offer potential for significant price gains if the companies are successful, but there is also the risk that the companies will not succeed and the price of the companies' shares will drop in value. Growth funds that invest in larger, more established companies, such as the Alger MidCap Growth Retirement Portfolio, generally offer relatively less opportunity for capital return but a greater degree of safety. In addition, funds that leverage through borrowing, such as the Alger Capital Appreciation Retirement Portfolio, offer an opportunity for greater capital appreciation, but at the same time increase exposure to capital risk.

     Investors considering equity investing through the Portfolios should carefully consider the inherent risks. Expectations of future inflation rates should be considered in making investment decisions and even though over the long term stocks may present attractive opportunities, the results of an equity investment managed by a particular management firm may not match those of the market as a whole.

                             CERTAIN SECURITIES AND
                             INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS

     Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the

Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period.

SHORT SALES

     Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

RESTRICTED SECURITIES

     Each Portfolio may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for the Portfolio to bear the expense of registration. No restricted securities will be acquired if the acquisition would cause the aggregate value of all illiquid securities to exceed 15 percent of the Portfolio's net assets.

     The Portfolios may invest in restricted securities governed by Rule 144A under the Securities Act of 1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Fund's Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased by a Portfolio pursuant to the Rule, subject to the Board's oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's Portfolios could be adversely affected.

LENDING OF PORTFOLIO SECURITIES

     In order to generate income and to offset expenses, each Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by a Portfolio, if and when made, may not exceed 331/3 percent of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U. S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities.

OPTIONS TRANSACTIONS

     The Alger Capital Appreciation Retirement Portfolio may purchase or sell (that is, write) listed options on securities as a means of achieving additional return or of hedging the value of its portfolio. The Portfolio may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities in an amount not to exceed 25% of total assets. The Portfolio may only buy or sell options that are listed on a national securities exchange.

     A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period.

     A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

     If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that a closing purchase transaction can be effected when the Portfolio so desires.

     An option may be closed out only on an exchange that provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

     The Portfolio may write put and call options on stock indexes for the purpose of increasing its gross income and to protect its portfolio against declines in the value of the securities it owns or increases in the value of securities to be acquired. In addition, the Portfolio may purchase put and call options on stock indexes in order to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. Options on stock indexes are similar to options on specific securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain, from the writer, cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Therefore, while one purpose of writing such options is to generate additional income for the Portfolio, the Portfolio recognizes that it may be required to deliver an amount of cash in excess of the market value of a stock index at such time as an option written by the Portfolio is exercised by the holder. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Alger Management's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES

     The Alger Capital Appreciation Retirement Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made solely for hedging or other permissible risk management purposes, such as protecting the price of a security the Portfolio intends to buy, but not for purposes of speculation. Aggregate initial margins and premiums on such investments may not constitute more than 5% of the Portfolio's assets. Hedging and other risk management transactions are undertaken to reduce or eliminate any of several kinds of price fluctuation risk. For example, put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index.

     A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities.

     There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. Due to the risk of an imperfect correlation between securities in the Portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. The risk of imperfect correlation increases as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

     An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio will sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be a correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which are the subject of the hedge. In addition, the Portfolio's purchase of such options will be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

LEVERAGE THROUGH BORROWING

     The Alger Capital Appreciation Retirement Portfolio may borrow from banks for investment purposes. This borrowing is known as leveraging. The Portfolio may use up to 331/3 percent of its assets for leveraging. The Investment Company Act of 1940, as amended, requires the

Portfolio to maintain continuous asset coverage (that is, total assets including borrowings less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio's securities. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

PORTFOLIO TURNOVER

     A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Portfolio's securities, with obligations with less than one year to maturity excluded. A 100 percent turnover rate would occur, for example, if all included securities were replaced once during the year.

     The Portfolios will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust their holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

     In Alger Management's view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation and not for short-term trading profits. However, the Portfolios may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management's philosophy to pursue the Portfolios' investment objective of capital appreciation by managing these Portfolios actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing a Portfolio's brokerage and custodial expenses.

                                   MANAGEMENT

BOARD OF TRUSTEES

     The affairs of the Fund are managed under the supervision of its Board of Trustees. The Statement of Additional Information contains general background information about each Trustee and executive officer of the Fund. By virtue of the responsibilities assumed by Alger Management, the Fund requires no employees other than its executive officers. None of the Fund's executive officers devotes full time to the affairs of the Fund.

INVESTMENT MANAGER

     Alger Management serves as the Fund's investment manager. In that capacity, Alger Management, among other things, analyzes the Portfolios' assets, arranges for the purchase and sale of the Portfolios' securities and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger &

Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management may select broker-dealers that provide it with brokerage and research services and may cause a Portfolio to pay these broker-dealers commissions that exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and research services received. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution.

     Alger Management is a wholly owned subsidiary of Alger Inc. which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company.

     Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

     As compensation for the investment management services rendered, each Portfolio pays Alger Management a separate fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger Small Cap Retirement Portfolio and Alger Capital Appreciation Retirement Portfolio--.85 percent; Alger MidCap Growth Retirement Portfolio--.80 percent.

     David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971, as Executive Vice President and Director of Research until 1995 and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

     Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3362.

     Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolios. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

EXPENSES OF THE FUND

     Each  Portfolio  will bear its own  expenses.  Operating  expenses for each
Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, Alger Management in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

     Each Portfolio of the Fund may compensate certain entities other than Alger Inc. and its affiliates for providing record-keeping and/or administrative services to participating retirement plans. This compensation may be paid at an annual rate of up to .25% of the net asset value of shares of the Portfolio held by those plans.

                                NET ASSET VALUE

     The net asset value per share of each Portfolio is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NYSE is currently open on each Monday through Friday, except (i) January 1st, Dr. Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th or (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. Net asset value per share of a Portfolio is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding.

     The assets of the Portfolios that are traded on a securities exchange or other recognized market are valued on the basis of market quotations. Assets of those Portfolios for which quotations are not readily available are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. Instruments with remaining maturities of 60 days or less are valued on the basis of amortized cost, as described in the Statement of Additional Information.

                           PURCHASES AND REDEMPTIONS

     All direct purchasers of shares of the Portfolios will be Plan Sponsors which establish or maintain Plans. Participants may invest in shares of the Portfolios only through their respective Plan Sponsor. Participants cannot contact the Fund directly to purchase or redeem shares of the Portfolios. Instead, Participants must contact their Plan Sponsor or its agent for the purpose of processing purchase requests. There is no minimum amount for initial or subsequent investments for any Plan Sponsor. Participants should contact their Plan Sponsor for information concerning the appropriate procedure for investing in the Fund.

     Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares.

     Investors may exchange stock of companies acceptable to Alger Management for shares of the Portfolios of the Fund with a minimum of 100 shares of each company generally being required.

The Fund believes such exchange provides a means by which holders of certain securities may invest in the Portfolios of the Fund without the expense of selling the securities in the public market. The investor should furnish either in writing or by telephone to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a Letter of Transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the Letter of Transmittal to the Custodian of the Fund's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Portfolio's securities are valued each day. Shares of the Portfolio having an equal net asset value as of the close of the same day will be registered in the investor's name. There is no sales charge on the issuance of shares of the Portfolio, no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

     Under unusual circumstances, shares of a Portfolio may be redeemed "in kind," which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                          DIVIDENDS AND DISTRIBUTIONS

             Each  Portfolio  will be  treated  separately  in  determining  the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution at net asset value. Dividends will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

                                     TAXES

     Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis. The Fund intends that each Portfolio will qualify separately as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code") for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

     With respect to participants in the Plans, dividends from net investment income and net realized capital gains ordinarily will not be subject to taxation until such dividends are distributed to such participants from their Plan accounts. Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 591/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. Participants should consult their Plan Sponsors or tax advisers regarding the tax consequences of participation in the Plan or of any Plan contributions or withdrawals.

                                  ORGANIZATION

     The Fund was organized on July 14, 1993 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund offers shares of beneficial interest of separate series, par value $.001 per share. An unlimited number of shares of four series, representing the shares of the Portfolios, have been authorized. No series of shares has any preference over any other series.

     When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote, such as approval of a Portfolio's agreement with Alger Management. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of the other Portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10 percent of the Fund's outstanding shares.

 CONTROL SHAREHOLDERS

     At February 2, 1998, Wells Fargo Bank, Trustee for Mentor Graphics, owned beneficially or of record 57.38% of the Alger Small Cap Retirement Portfolio. The Fred Alger & Company, Incorporated et al Pension Plan and the Fred Alger & Company, Incorporated et al Profit Sharing Plan owned beneficially or of record 35.00% and 41.64%, respectively, of the Alger MidCap Growth Retirement Portfolio; and 38.27% and 38.75%, respectively, of the Alger Capital Appreciation Retirement Portfolio at February 2, 1998. These shareholders may be deemed to control the specified portfolios.

                                   PERFORMANCE

     Each Portfolio may include quotations of "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). The "yield" of the Portfolio refers to "net investment income" generated by the Portfolio over a specified thirty-day period. This income is then "annualized." That is, the amount of "net investment income" generated by the Portfolio during that thirty-day period is assumed to be generated over a 12-month period and is shown as a percentage of the investment. "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

     From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio to that of other mutual funds with a similar investment objective. The performance of a Portfolio might be compared with rankings prepared by Lipper Analytical Services, Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the S&P 500. In addition, evaluations of the Portfolios published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY AND THE WALL STREET JOURNAL may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

     Investors and shareholders may contact the Fund toll-free at (800) 992-3362 for further information regarding the Fund and the Portfolios, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available on request and without charge by contacting the Fund at the toll-free number listed above.

================================================================================

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                   ----------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell Barrett Rockett
  Hines & Mone LLP
551 Fifth Avenue
New York, NY 10176

================================================================================


================================================================================



                           THE ALGER |
                          RETIREMENT | MEETING THE CHALLENGE
                                FUND | OF INVESTING




                                ALGER SMALL CAP
                              RETIREMENT PORTFOLIO

                              ALGER MIDCAP GROWTH
                              RETIREMENT PORTFOLIO

                           ALGER CAPITAL APPRECIATION
                              RETIREMENT PORTFOLIO



                                   PROSPECTUS



                               FEBRUARY 25, 1998


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